Concentration of Risk and Financial Instruments (Options) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Feb. 03, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Gain from derivatives not designated as hedging instruments			$ 92
Loss from derivatives not designated as hedging instruments				$ (96)
Foreign Exchange Sell Call Options [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount				3,000
Derivative, Fair Value, Net				(24)
Foreign Exchange Buy Put Option [Member]
Derivatives, Fair Value [Line Items]
Derivative, Notional Amount				3,000
Derivative, Fair Value, Net				$ 27
Rudolph [Member]
Derivatives, Fair Value [Line Items]
Litigation awarded value		$ 15,750
Rudolph [Member] | Subsequent Event [Member]
Derivatives, Fair Value [Line Items]
Litigation awarded value	$ 14,600